Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000.00
Previously Paid Amount	1,881.20
Total Fee Amount	12,818.19
Total Offset Amount	0.00
Net Fee	$ 10,936.99